Earnings per share - Summary (Details) - shares			12 Months Ended					32 Months Ended
	May 14, 2021	May 08, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2022
Earnings per share
Number of dilutive unvested ordinary shares			1,273,388	1,356,446	1,377,708
Directors.
Earnings per share
Number of shares authorized			26,941					26,941
Vesting period			3 years
2016 Headhunter Unit Option Plan
Earnings per share
Percentage of awards settled		18.75%		18.75%
Number of shares forfeiture								26,767
Term of plan							4 years
Remaining shares available for issuance			608,949					608,949
2018 Unit Option Plan
Earnings per share
Term of plan						7 years
Remuneration agreements
Earnings per share
Remaining shares available for issuance			1,570,065	1,659,800	1,358,914			1,570,065
2021 RSU Plan
Earnings per share
Number of shares to be issued on fully diluted aggregate number of ordinary shares issued (in percent)			6.00%
Number of unvested ordinary shares to be issued			539,550
Number of dilutive unvested ordinary shares			155,578
Vesting period			2 years
Maximum | 2016 Headhunter Unit Option Plan
Earnings per share
Number of new shares to be issued							1,271,436
Maximum | 2018 Unit Option Plan
Earnings per share
Number of new shares to be issued			394,625					394,625
Maximum | 2021 RSU Plan
Earnings per share
Vesting period			4 years
Ordinary shares
Earnings per share
Shares issued during the period	317,860	317,860
Aggregate number of shares issued		50,317,860	50,635,720	50,635,720				50,635,720
Ordinary shares | 2016 Headhunter Unit Option Plan
Earnings per share
Shares issued during the period								635,720